EMPLOYEE BENEFITS OBLIGATIONS - Employee Benefit Obligation (Details) - CAD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [line items]
Employee benefits obligations - net	$ 61.6	$ 122.5
Employee benefit assets	(44.5)	(11.6)
Employee benefit obligations	106.1	134.1
Funded plans
Disclosure of defined benefit plans [line items]
Employee benefits obligations - net	(44.5)	13.3
Funded and unfunded defined benefit pension obligations | Funded plans
Disclosure of defined benefit plans [line items]
Employee benefits obligations - net	591.3	599.2	$ 476.3
Funded and unfunded defined benefit pension obligations | Unfunded plans
Disclosure of defined benefit plans [line items]
Employee benefits obligations - net	106.1	109.2	98.7
Fair value of plan assets | Funded plans
Disclosure of defined benefit plans [line items]
Employee benefits obligations - net	$ (635.8)	$ (585.9)	$ (542.0)